FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level3) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, January 1,	$ 892	$ 1,156
Acquisition-related contingent consideration/adjustments	(289)	(13)
Reclassified to liabilities held for sale and subsequently disposed	(168)	(26)
Payments / Settlements	(49)	(175)
Foreign currency translation adjustment included in other comprehensive loss	1	(40)
Measurement period adjustments to 2015 acquisitions and other	0	(10)
Ending balance, December 31,	892	1,156	$ 387	$ 892
Current portion			43	52
Non-current portion			$ 344	$ 840
Accretion for the time value of money
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisition-related contingent consideration/adjustments	54	92
Fair value adjustments to the expected future royalty payments for Addyi®
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisition-related contingent consideration/adjustments	(312)	(18)
Fair value adjustments due to changes in estimates of other future payments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisition-related contingent consideration/adjustments	$ (31)	$ (87)